Great East Japan Earthquake and Thai Floods - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 Thai Floods	Mar. 31, 2013 Thai Floods	Mar. 31, 2012 Thai Floods	Mar. 31, 2014 Thai Floods Fixed assets, inventories and additional expenses	Mar. 31, 2013 Thai Floods Fixed assets, inventories and additional expenses	Mar. 31, 2012 Thai Floods Fixed assets, inventories and additional expenses	Mar. 31, 2014 Thai Floods Insurance Claims for Business Interruption	Mar. 31, 2013 Thai Floods Insurance Claims for Business Interruption	Mar. 31, 2012 Thai Floods Insurance Claims for Business Interruption	Mar. 31, 2012 Great East Japan Earthquake	Mar. 31, 2011 Great East Japan Earthquake
Unusual or Infrequent Item [Line Items]
Insurance recoveries										¥ 2,159
Incremental losses and expenses directly related to the damage caused by the disaster			13,236							5,864
Other losses and expenses which included idle facility costs at manufacturing sites and other additional expenses		4,529	13,899							6,294
Proceeds from insurance settlement for fixed assets, inventories and additional expenses	12,076	53,316	50,416	624	25,284	26,316	11,452	28,032	24,100	15,000	15,000
Amount due to certain carrier as reinsurance										2,000
Incremental loss caused by disaster, disposal or impairment of fixed assets			7,882
Gain from insurance recovery				314	11,961	17,520
Insurance receivables	2,937	2,482	5,788
Repairs and other costs to be incurred	¥ 3,204	¥ 3,555